Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000023127 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023127 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023127 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023127 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023127 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023127 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023127 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023127 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000023127 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000023127 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000023127 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000023126 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023126 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023126 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023126 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023126 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023126 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023126 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023126 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000023126 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000023126 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000023126 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000127241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127241 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127241 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127241 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000127241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000127241 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000127241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000127241 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000023136 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023136 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023136 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023136 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023136 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023136 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000023136 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023136 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023136 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023136 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023136 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000023136 | ABS
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000023136 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000169022 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169022 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169022 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169022 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169022 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169022 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000169022 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169022 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169022 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169022 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169022 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169022 | ABS
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000169022 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000023135 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023135 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023135 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023135 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023135 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023135 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000023135 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023135 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023135 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023135 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023135 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000023135 | ABS
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000023135 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000085545 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085545 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085545 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085545 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000085545 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085545 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000085545 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000085545 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085545 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000085545 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085545 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000085545 | ABS
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000085545 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000023132 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023132 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023132 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023132 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023132 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023132 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000023132 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023132 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023132 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023132 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023132 | CLO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023132 | ABS
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000023132 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000023131 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023131 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023131 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023131 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023131 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023131 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000023131 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023131 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023131 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023131 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023131 | CLO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023131 | ABS
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000023131 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000127242 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127242 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000127242 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127242 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127242 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127242 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000127242 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127242 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127242 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127242 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127242 | CLO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127242 | ABS
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000127242 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000169010 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169010 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169010 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169010 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169010 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000169010 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169010 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000169010 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169010 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000169010 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000169012 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169012 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169012 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169012 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169012 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000169012 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169012 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000169012 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169012 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000169012 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000169013 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169013 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169013 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169013 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169013 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000169013 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169013 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000169013 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169013 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000169013 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%